Leases - Cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Payment of principal portion of lease liabilities	€ (226)	€ (234)	€ (221)
Interest portion of lease liabilities	(24)	(25)	(28)
Total cash outflow for leases	€ (250)	€ (259)	€ (249)